INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Feb. 29, 2016
INTANGIBLE ASSETS AND GOODWILL
Schedule of Intangible Assets and Goodwill

        Intangible assets and goodwill are apportioned as follows:

	February 29, 2016				February 28, 2015
	Cost	Accumulated Amortization	Impairment	Net Book Value	Net Book Value
Infrastructure Systems Software and Computer Software	7,046	6,423	—	623	794
Goodwill	11,927	—	11,927	—	11,927